Lease - Lease cost (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Lease cost:
Amortization of right-of-use assets	¥ 439,201	¥ 349,362
Interest of operating lease liabilities	66,932	84,444
Expenses for short-term leases within 12 months and other non-lease component	169,955	57,877
Total lease cost	¥ 676,088	¥ 491,683